Subsequent Events	9 Months Ended
Sep. 30, 2017
Subsequent Events [Abstract]
Subsequent Events
14.          Subsequent Events:

a)
On October 20, 2017, the Company filed with the SEC a registration statement on Form F-1 in connection with a contemplated $20,000 follow-on registered public offering of the Company’s securities, comprised of common shares, par value $0.0001 per share.